FINANCING ARRANGEMENTS - Senior Secured Credit Facilities 2019 Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revolving credit facility
Debt Instrument [Line Items]
Repayments of lines of credit	$ 471	$ 806